Goodwill and intangible assets, net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets, net
Goodwill and intangible assets, net
The following table presents our goodwill and intangible assets as of December 31, 2017 and 2018:

	As of December 31,
(in thousands)	2017	2018
Goodwill	€490,455	€490,529
Intangible assets with definite lives, net	3,794	2,064
Intangible assets with indefinite lives	169,500	169,545
Total	€663,749	€662,138

Impairment Assessments
As of December 31, 2017 and 2018, we had no accumulated impairment losses of goodwill or indefinite-lived intangible assets.
Goodwill
The following table presents the changes in goodwill by reporting segment:

(in thousands)	Developed Europe	Americas	Rest of World	Total
Balance as of January 1, 2017	€215,271	€192,719	€82,513	€490,503
Foreign exchange translation	(77)	(69)	(29)	(175)
Acquisition of Tripl	110	98	42	250
Deconsolidation of myhotelshop	(54)	(48)	(21)	(123)
Balance as of December 31, 2017	€215,250	€192,700	€82,505	€490,455

Balance as of January 1, 2018	€215,250	€192,700	€82,505	€490,455
Foreign exchange translation	33	29	12	74
Balance as of December 31, 2018	€215,283	€192,729	€82,517	€490,529

Indefinite-lived Intangible Assets
Our indefinite-lived intangible assets relate principally to trade names, trademarks and domain names.
Intangible Assets with Definite Lives
The following table presents the components of our intangible assets with definite lives as of December 31, 2017 and 2018:

	December 31, 2017			December 31, 2018
(in thousands)	Cost	(Accumulated Amortization)	Net	Cost	(Accumulated Amortization)	Net
Customer relationships	€34	€(5)	€29	€34	€(16)	€18
Partner relationships	34,254	(34,224)	30	34,254	(34,235)	19
Technology	60,190	(59,831)	359	60,145	(59,951)	194
Non-compete agreement	10,800	(7,424)	3,376	10,800	(8,967)	1,833
Total	€105,278	€(101,484)	€3,794	€105,233	€(103,169)	€2,064

Amortization expense was €13.9 million for the year ended December 31, 2016, €3.2 million for the year ended December 31, 2017 and €1.7 million for the year ended December 31, 2018. The estimated future amortization expense related to intangible assets with definite lives as of December 31, 2018, assuming no subsequent impairment of the underlying assets, is as follows:

(in thousands)	Amortization
2019	€1,685
2020	374
2021	1
2022	1
Future years	3
Total	€2,064